RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

        The Company purchased repair services from a network repair company which has a member who serves on both companies' Board of Directors. During the year ended February 28, 2015, the Company paid $40, relating to the purchase of services from this repair facility (2014 – $73).

        All transactions are in the normal course of business and have been recorded at the exchange amount.